Pledged Bank Deposits/Fixed Bank Deposits With Maturity Period Over Three Months/Bank Balances and Cash, and Other Cash Flow Information - Summary of Cash and Cash Equivalents and Fixed Deposits Held at Banks (Detail)
¥ in Thousands, $ in Thousands
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash and cash equivalents [abstract]
Deposits with banks within three months to maturity when placed	¥ 360,000	$ 51,711	¥ 360,000
Cash at banks and in hand	546,840	78,548	573,250
Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows	906,840	130,259	933,250	$ 134,053	¥ 751,612	¥ 896,799
Fixed bank deposits with maturity periods over three months	290,000	41,656	290,000
Pledged bank deposits	14,900	2,140	33,500
Cash and cash equivalents	¥ 1,211,740	$ 174,055	¥ 1,256,750